Shareholder's Equity (Table)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Schedule of changes in issued capital

The changes in Issued capital is as follows:

Date	Description	Number of shares	Value in R$
December 31, 2019	Initial share capital	865,659,942	1,485,436,464
January 03, 2020	Capital increase	321,830,266	3,397,745,864
March 15, 2020	Issue of new stock for stock option plans and restricted stock	780,808	21,936,005
May 05, 2020 to June 30, 2020	Issue of new stock for stock option plans and restricted stock	621,653	16,811,439
June 01, 2020 to June 30, 2020	Capital increase	62,347,090	1,995,106,880
June 30, 2020	Total shares capital subscribed and paid-up	1,251,239,759	6,917,036,652

Schedule of changes in treasury shares

On June 30, 202019, item “Treasury shares” is as follows:

	Number of shares	R$ (in thousands)	Average price per share - R$
Balance on December 31, 2019	-	-	-
Used	(740,697)	(40,981)	55.33
Acquisition	1,114,460	54,936	49.29
Balance on June 30, 2020	373,763	13,955	37.34